Cash flow (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Cash Flow [Abstract]
Schedule of cash flows from operating activities	Net cash generated from operating activities in the IFRS cash flows on page 25 includes the following items:

	Six months ended 30 June
	2024	2023
	£m	£m
Profit for the period	4,559	4,035
Taxation on ordinary activities	1,041	1,268
Share of post-tax results of associates and joint ventures	(1,647)	(289)
Net finance costs	305	921
Profit from operations	4,258	5,935
Adjustments for:
– depreciation, amortisation and impairment costs	1,620	480
– increase in inventories	(606)	(357)
– increase in trade and other receivables	(268)	(425)
– decrease in Master Settlement Agreement payable	(868)	(897)
– increase in trade and other payables	321	347
– decrease in retirement benefit liabilities	(17)	(55)
– decrease in other provisions for liabilities	(302)	(535)
– other non-cash items	(16)	29
Cash generated from operating activities	4,122	4,522
Dividends received from associates	196	202
Tax paid	(1,153)	(1,349)
Net cash generated from operating activities	3,165	3,375